Cybersecurity Risk Management, Strategy and Governance	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Risk Management and Strategy

We recognize the increasing importance of cybersecurity and maintain various cybersecurity measures and protocols to safeguard our systems and data and to monitor and assess potential risks or threats.

Heidmar’s cybersecurity program includes multiple layers of defense and a blend of internal oversight and managed services. Preventive measures include endpoint protection and threat intelligence, email filtering and sandboxing through Proofpoint, and mandatory multi-factor authentication for key systems. Remote access to internal systems is restricted and granted only on an ad hoc, supervised basis.

We maintain processes for assessing, identifying and managing material cybersecurity threats, through regular third-party penetration testing, vulnerability assessments, and continuous monitoring of endpoints and email communication systems. However, we do not currently have a formal enterprise risk management framework or a centralized risk register specific to cybersecurity risks. Due diligence, including the review of relevant security certifications such as ISO/IEC 27001, is conducted prior to engaging critical third-party service providers. However, no formal periodic reassessment process is currently in place for monitoring vendors after contract execution.

Other prevention activities include endpoint protection, email threat filtering and continuity, and multi-factor authentication. Detection is supported through continuous monitoring and managed detection and response services. Mitigation and remediation processes involve immediate containment actions, coordination with internal IT resources, system restoration from backups, and post-incident analysis to strengthen controls.

We are currently in the process of implementing ISO/IEC 27001 (Information Security Management), ISO/IEC 27701 (Privacy Information Management, aligned with GDPR), and ISO 22301 (Business Continuity Management). As part of these initiatives, key policies and controls are being formalized to further standardize and strengthen the cybersecurity posture.

At present, cybersecurity risk is not formally integrated into the Company’s broader enterprise risk management or strategic planning processes. While operational cybersecurity controls and incident response capabilities are in place, there is no centralized risk register or routine management-level review process specific to cybersecurity risks. However, as part of the ongoing implementation of ISO/IEC 27001, 27701, and 22301, the Company is in the process of establishing a comprehensive risk management framework. This initiative includes the integration of cybersecurity risks into the broader enterprise risk management system, along with formal documentation, internal reporting structures, and cross-functional risk ownership.

Heidmar relies on other third-party service providers for infrastructure, security, and productivity tooling. Due diligence is conducted prior to entering into contracts, particularly for vendors handling sensitive data or core systems. This includes reviewing whether such vendors hold recognized security certifications, such as ISO/IEC 27001. We utilize the services of a cybersecurity technology company which monitors alerts in real time, applies predefined response playbooks (e.g., quarantining affected assets), and directly notifies the IT Manager to coordinate further remediation steps.

Another key vendor provides managed virtual machines and is responsible for maintaining the company’s Active Directory, Microsoft 365, and on-premises Exchange environments. Once approved, the selected vendors are considered critical and operate under ongoing relationships, though no formal periodic vendor review or reassessment process is currently in place.

Governance

Responsibility for overseeing, assessing and managing cybersecurity risks resides within management, with primary responsibility assigned to our IT Manager, who leads the Company’s cyber security function. This individual brings over 20 years of experience across IT operations, systems administration, software development, and security program management, and holds relevant industry certifications, including:

•
Certified Information Systems Security Professional (CISSP)
•
Certified Cloud Security Professional (CCSP)

As part of the ongoing ISO/IEC 27001 implementation expanding responsibilities to include structured policy development and executive-level risk reporting. The IT Manager oversees processes related to the prevention, detection, mitigation, and remediation of cybersecurity incidents. Preventive, detective and responsive controls are implemented to support cybersecurity risk management, supported by internal resources and managed security service providers.

The IT Manager will report cybersecurity risks and incidents to the CEO and CFO and to the Board of Directors on an incident-driven or ad hoc basis, as well as in response to significant cybersecurity events or material changes in the organization’s security posture or vendor relationships.

As part of Heidmar’s ongoing implementation of ISO/IEC 27001, we continue to enhance and formalize governance procedures around cybersecurity risk. This includes the potential designation of a Chief Information Security Officer (CISO) and the establishment of structured board reporting processes to support ongoing oversight of cybersecurity risk at the executive level.

Cybersecurity Risk Management Processes Integrated [Flag]	false
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Board of Directors Oversight [Text Block]

Governance

Responsibility for overseeing, assessing and managing cybersecurity risks resides within management, with primary responsibility assigned to our IT Manager, who leads the Company’s cyber security function. This individual brings over 20 years of experience across IT operations, systems administration, software development, and security program management, and holds relevant industry certifications, including:

•
Certified Information Systems Security Professional (CISSP)
•
Certified Cloud Security Professional (CCSP)

As part of the ongoing ISO/IEC 27001 implementation expanding responsibilities to include structured policy development and executive-level risk reporting. The IT Manager oversees processes related to the prevention, detection, mitigation, and remediation of cybersecurity incidents. Preventive, detective and responsive controls are implemented to support cybersecurity risk management, supported by internal resources and managed security service providers.

The IT Manager will report cybersecurity risks and incidents to the CEO and CFO and to the Board of Directors on an incident-driven or ad hoc basis, as well as in response to significant cybersecurity events or material changes in the organization’s security posture or vendor relationships.

As part of Heidmar’s ongoing implementation of ISO/IEC 27001, we continue to enhance and formalize governance procedures around cybersecurity risk. This includes the potential designation of a Chief Information Security Officer (CISO) and the establishment of structured board reporting processes to support ongoing oversight of cybersecurity risk at the executive level.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Responsibility for overseeing, assessing and managing cybersecurity risks resides within management, with primary responsibility assigned to our IT Manager, who leads the Company’s cyber security function.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	This includes the potential designation of a Chief Information Security Officer (CISO) and the establishment of structured board reporting processes to support ongoing oversight of cybersecurity risk at the executive level.
Cybersecurity Risk Role of Management [Text Block]

Responsibility for overseeing, assessing and managing cybersecurity risks resides within management, with primary responsibility assigned to our IT Manager, who leads the Company’s cyber security function. This individual brings over 20 years of experience across IT operations, systems administration, software development, and security program management, and holds relevant industry certifications, including:

•
Certified Information Systems Security Professional (CISSP)
•
Certified Cloud Security Professional (CCSP)

As part of the ongoing ISO/IEC 27001 implementation expanding responsibilities to include structured policy development and executive-level risk reporting. The IT Manager oversees processes related to the prevention, detection, mitigation, and remediation of cybersecurity incidents. Preventive, detective and responsive controls are implemented to support cybersecurity risk management, supported by internal resources and managed security service providers.

The IT Manager will report cybersecurity risks and incidents to the CEO and CFO and to the Board of Directors on an incident-driven or ad hoc basis, as well as in response to significant cybersecurity events or material changes in the organization’s security posture or vendor relationships.

As part of Heidmar’s ongoing implementation of ISO/IEC 27001, we continue to enhance and formalize governance procedures around cybersecurity risk. This includes the potential designation of a Chief Information Security Officer (CISO) and the establishment of structured board reporting processes to support ongoing oversight of cybersecurity risk at the executive level.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]

The IT Manager will report cybersecurity risks and incidents to the CEO and CFO and to the Board of Directors on an incident-driven or ad hoc basis, as well as in response to significant cybersecurity events or material changes in the organization’s security posture or vendor relationships.

Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	This individual brings over 20 years of experience across IT operations, systems administration, software development, and security program management, and holds relevant industry certifications, including:
•
Certified Information Systems Security Professional (CISSP)
•
Certified Cloud Security Professional (CCSP)

Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]

As part of the ongoing ISO/IEC 27001 implementation expanding responsibilities to include structured policy development and executive-level risk reporting. The IT Manager oversees processes related to the prevention, detection, mitigation, and remediation of cybersecurity incidents. Preventive, detective and responsive controls are implemented to support cybersecurity risk management, supported by internal resources and managed security service providers.

Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true